Inventories	12 Months Ended
Dec. 31, 2019
Inventories Abstract
Inventories

2. Inventories

in EUR thousands	December 31, 2019	December 31, 2018
Raw materials	893	1,098
Unfinished goods	201	320
Finished goods and products	2,971	1,759
	4,065	3,177

In 2019, inventories were written down by EUR 24 thousand (previous year: EUR 187 thousand).

The finished goods and products include PDT lamps that are made available to doctors for a fee within the framework of a 6-month evaluation phase (EUR 89 thousand; previous year: EUR 75 thousand).